SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF MLP & Energy Infrastructure Fund
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	1.00	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	INST	S
Management fee[1]	0.80	0.80	0.80	0.80
Distribution/service (12b-1) fees	0.24	0.99	None	None
Current Income Tax Expense	0.05	0.05	0.05	0.05
Deferred Income Tax Expense (Benefit)[2]	0.00	0.00	0.00	0.00
Other expenses	4.23	4.19	4.07	4.18
Total other expenses	4.28	4.24	4.12	4.23
Total annual fund operating expenses	5.32	6.03	4.92	5.03
Fee waiver/expense reimbursement	4.42	4.38	4.27	4.28
Total annual fund operating expenses after fee waiver/expense reimbursement	0.90	1.65	0.65	0.75
1 “Management fee” is restated to reflect the fund’s new management fee rate effective December 1, 2018.
2Unlike a traditional mutual fund, the fund is taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the fund generally will be subject to U.S. federal income tax on its taxable income at the rate applicable to corporations and state and local income taxes by reason of its investments in master limited partnerships (MLPs) and other investments. The fund generally accrues a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. The fund may also accrue a deferred tax asset, which reflects an estimate of the fund’s future tax benefit associated with net operating losses and unrealized losses. To the extent the fund has a deferred tax asset, a valuation allowance may offset some or all of the asset. These calculations are subject to numerous estimates and assumptions, which may be modified as new information becomes available. Estimates of the fund’s deferred tax liabilities and/or deferred tax assets directly affect the fund’s net asset value (NAV) and may vary significantly from the fund’s actual tax liabilities or assets. Such estimates may also vary significantly over time depending on the nature of the fund’s investments, the performance of those investments and general market conditions. Therefore, any estimates of deferred tax liabilities and/or deferred tax assets cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the fund had a deferred tax asset of $361,752 that was completely offset by a full valuation allowance.
Effective December 1, 2018, the Advisor has contractually agreed through September 30, 2020 to waive 0.20% of the fund’s management fee. In addition, effective December 1, 2018 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, dividend expenses on short sales and acquired fund fees and expenses) at ratios no higher than 0.85%, 1.60%, 0.60% and 0.70% for Class A, Class C, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	INST	S
1	$662	$268	$66	$77
3	1,702	1,401	1,094	1,125
5	2,736	2,610	2,123	2,173
10	5,292	5,523	4,704	4,790
You would pay the following expenses if you did not redeem your shares:

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Years	A	C	INST	S
1	$662	$168	$66	$77
3	1,702	1,401	1,094	1,125
5	2,736	2,610	2,123	2,173
10	5,292	5,523	4,704	4,790
The following disclosure is added under the “MAIN RISKS” section of the summary section of the fund’s prospectus.
Distribution policy risk. The fund’s distribution policy, effective December 1, 2018, is intended to provide shareholders with a distribution rate similar to what they would receive if they owned the MLPs directly. Under the policy, the fund generally pays out distributions that over time approximate the fund’s distributable cash flow. Distributable cash flow is the amount received by the fund as cash or in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The amount of such distributions is determined prior to deducting the fund’s expenses and taxes. If the fund’s expenses and taxes were deducted, distributions to shareholders would be lower. Portfolio management seeks to pay the fund’s expenses and taxes from the capital appreciation of the fund’s assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund’s assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund’s assets. To the extent the capital appreciation of the fund’s assets and net new investments in the fund do not exceed the fund’s expenses and taxes, the fund’s assets will decline. A decline in the fund’s assets may result in an increase in the fund’s expense ratio and will reduce the fund’s NAV.
The following disclosure is added under the “MAIN RISKS” section within the “FUND DETAILS” section of the fund's prospectus:
Distribution policy risk. The fund’s distribution policy, effective December 1, 2018, is intended to provide shareholders with a distribution rate similar to what they would receive if they owned the MLPs directly. Under the policy, the fund generally pays out distributions that over time approximate the fund’s distributable cash flow. Distributable cash flow is the amount received by the fund as cash or in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The amount of such distributions is determined prior to deducting the fund’s expenses and taxes. If the fund’s expenses and taxes were deducted, distributions to shareholders would be lower. Portfolio management seeks to pay the fund’s expenses and taxes from the capital appreciation of the fund’s assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund’s assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund’s assets. To the extent the capital appreciation of the fund’s assets and net new investments in the fund do not exceed the fund’s expenses and taxes, the fund’s assets will decline. A decline in the fund’s assets may result in an increase in the fund’s expense ratio and will reduce the fund’s NAV.
Due to the tax characterization of distributions received from MLPs, the fund anticipates that a significant portion of its distributions may constitute a return of capital for federal income tax purposes. No assurance can be given as to whether or to what extent the fund’s distributions will be characterized as dividend income or as a return of capital, and the character of distributions may vary from year to year. (See “Understanding Distributions and Taxes”).
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The following disclosure replace similar disclosure found under “Tax risk – MLP tax risk” in the “MAIN RISKS” section within the “FUND DETAILS” section of the fund's prospectus:
Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depletion, depreciation and amortization expense deductions. The law could change to eliminate or reduce such tax deductions, which effectively shelter or defer taxable income recognized by the fund. The elimination or reduction of such tax benefits could significantly reduce the value of the MLPs held by the fund, which would similarly reduce the fund’s NAV, and could cause a greater portion of the income and gain allocated to the fund to be subject to US federal, state and local corporate income taxes, which could increase the percentage of fund distributions treated as dividends instead of tax advantaged return of capital.
The following disclosure replaces similar disclosure contained under the “MAIN RISKS” section of the summary section and “FUND DETAILS” section of the fund's prospectus.
Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could result in the fund’s recognition of gains (or losses) that will increase (or decrease) the fund’s tax liability. In order to generate cash to pay such taxes, the fund may dispose of some of its portfolio securities, which may itself result in additional tax expense to the fund. In addition, high portfolio turnover may increase the fund’s current and accumulated earnings and profits, resulting in a greater portion of the fund’s distributions being treated as taxable dividends for federal income tax purposes.
The following information is added to the existing disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUND” section of the fund’s prospectus:
Effective December 1, 2018, DWS RREEF MLP Energy & Infrastructure Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.80% of the fund’s average daily net assets.
Effective December 1, 2018, the Advisor has contractually agreed through September 30, 2020 to waive 0.20% of the fund’s management fee. In addition, effective December 1, 2018 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, dividend expenses on short sales and acquired fund fees and expenses) at ratios no higher than 0.85%, 1.60%, 0.60% and 0.70% for Class A, Class C, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund’s Board.
The following disclosure replaces existing similar disclosure under the “UNDERSTANDING DISTRIBUTIONS AND TAXES” heading of the “INVESTING IN THE FUND” section of the fund’s prospectus:
The fund currently anticipates making distributions to its shareholders each fiscal quarter (February, May, August, and November) of substantially all of the fund’s distributable cash flow. Effective December 1, 2018, distributable cash flow means the amount received as cash or pay-in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund. The fund is not required to make such distributions and, consequently, may not make a distribution or may make a distribution less than such amount for a given quarter.
Effective December 1, 2018, the fund’s distributable cash flow is determined prior to deducting the fund’s expenses and taxes. If the fund's expenses and taxes were deducted, distributions to shareholder would be lower. Portfolio management seeks to pay the fund’s expenses and taxes from the capital appreciation of the fund’s assets, which may itself result in additional tax expense to the fund, and from new investments in the fund. There is no guarantee, however, that the appreciation of the fund’s assets and net new investments in the fund will be sufficient to cover such expenses and taxes. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce the value of the fund’s assets. To the extent the capital appreciation of the fund’s assets and net new investments in the fund do not exceed the fund’s expenses and taxes, the fund’s assets will decline. A decline in the fund’s assets may result in an increase in the fund’s expense ratio and will reduce the fund’s NAV.
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The fund does not expect to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code because a significant portion of the fund’s investments will consist of investments in MLP equity securities. The regulated investment company tax rules therefore do not apply to the fund or to its shareholders. As a result, the fund is treated as a regular corporation for federal and state income tax purposes and will pay federal and state income tax on its taxable income.
The fund invests primarily in MLPs, which generally are intended to be treated as partnerships for federal income tax purposes. As a partner in an MLP, the fund must report its allocable share of the MLP’s taxable income or loss in computing the fund’s taxable income or loss, regardless of the extent (if any) to which the MLP makes distributions to the fund. Based upon a review of the historic results of the type of MLPs in which the fund intends to invest, the fund expects that the cash flow received by the fund with respect to its MLP investments will generally exceed the taxable income allocated to the fund (and this excess generally will not be currently taxable to the fund but, rather, will result in a reduction in the fund’s basis in its interest in such MLPs as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions of the MLPs, such as accelerated depreciation. Past performance is not necessarily an indication of future results and there is no assurance that the fund’s expectation regarding the tax character of MLP distributions will be realized. If this expectation is not realized and cash distributions are less than the taxable income allocated to the fund, there may be greater tax expense borne by the fund and the fund may need to dispose of some of its portfolio securities to generate cash to pay such taxes, which may itself result in additional tax expense to the fund.
The fund will recognize gain or loss on the sale, exchange or other taxable disposition of equity securities of an MLP equal to the difference between the amount realized by the fund on the sale, exchange or other taxable disposition and the fund’s basis in such equity security. The fund will be subject to federal income tax at the regular corporate income tax rate (currently 21%) on such gain, regardless of how long the fund has held such equity security. As explained above, cash distributions from an MLP to the fund that exceed the fund’s allocable share of such MLP’s net taxable income will reduce the fund’s basis in the equity securities of the MLP. These reductions in the fund’s basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the fund on a subsequent sale of the equity securities of an MLP.
It is possible that the fund may be liable for foreign, state and local taxes payable in the country, state or locality in which it is a resident or doing business or in a country, state or locality in which an MLP in which the fund invests, conducts or is deemed to conduct business.
Any direct investments in foreign securities by the fund may be subject to foreign withholding taxes. In that case, the fund’s yield on those securities would generally be decreased. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may result in the fund disposing of some of its portfolio securities to generate cash to pay taxes on such income, which may itself result in additional tax expense to the fund, and result in a greater portion of the fund’s distributions being treated as taxable dividends.
Investments in certain debt obligations or other securities may cause the fund to recognize income in excess of the cash generated by them, which may result in the fund disposing of some of its portfolio securities to generate cash to pay taxes on such income, which may itself result in additional tax expense to the fund.
The fund's use of derivatives, if any, may increase the amount of taxes payable by the fund, which may result in the fund disposing of some of its portfolio securities to generate cash to pay such taxes, which may itself result in additional tax expense to the fund, and result in a greater portion of the fund’s distributions being treated as taxable dividends.
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The following replaces the existing similar disclosure under the “HYPOTHETICAL EXPENSE SUMMARY” heading of the “APPENDIX A” section of the fund’s prospectus.
DWS RREEF MLP & Energy Infrastructure Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.90%	-1.89%	$9,811.43	$661.56
2	10.25%	5.32%	-2.20%	$9,780.03	$521.13
3	15.76%	5.32%	-2.51%	$9,748.73	$519.47
4	21.55%	5.32%	-2.82%	$9,717.54	$517.80
5	27.63%	5.32%	-3.14%	$9,686.44	$516.15
6	34.01%	5.32%	-3.45%	$9,655.44	$514.49
7	40.71%	5.32%	-3.75%	$9,624.55	$512.85
8	47.75%	5.32%	-4.06%	$9,593.75	$511.21
9	55.13%	5.32%	-4.37%	$9,563.05	$509.57
10	62.89%	5.32%	-4.68%	$9,532.45	$507.94
Total					$5,292.17
DWS RREEF MLP & Energy Infrastructure Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.65%	3.35%	$10,335.00	$167.76
2	10.25%	6.03%	2.29%	$10,228.55	$619.99
3	15.76%	6.03%	1.23%	$10,123.20	$613.61
4	21.55%	6.03%	0.19%	$10,018.93	$607.28
5	27.63%	6.03%	-0.84%	$9,915.73	$601.03
6	34.01%	6.03%	-1.86%	$9,813.60	$594.84
7	40.71%	6.03%	-2.87%	$9,712.52	$588.71
8	47.75%	6.03%	-3.88%	$9,612.48	$582.65
9	55.13%	6.03%	-4.87%	$9,513.47	$576.65
10	62.89%	6.03%	-5.85%	$9,415.48	$570.71
Total					$5,523.23

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DWS RREEF MLP & Energy Infrastructure Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.65%	4.35%	$10,435.00	$66.41
2	10.25%	4.92%	4.43%	$10,443.35	$513.61
3	15.76%	4.92%	4.52%	$10,451.70	$514.02
4	21.55%	4.92%	4.60%	$10,460.06	$514.43
5	27.63%	4.92%	4.68%	$10,468.43	$514.84
6	34.01%	4.92%	4.77%	$10,476.81	$515.25
7	40.71%	4.92%	4.85%	$10,485.19	$515.67
8	47.75%	4.92%	4.94%	$10,493.58	$516.08
9	55.13%	4.92%	5.02%	$10,501.97	$516.49
10	62.89%	4.92%	5.10%	$10,510.37	$516.90
Total					$4,703.70
DWS RREEF MLP & Energy Infrastructure Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.75%	4.25%	$10,425.00	$76.59
2	10.25%	5.03%	4.22%	$10,421.87	$524.30
3	15.76%	5.03%	4.19%	$10,418.75	$524.14
4	21.55%	5.03%	4.16%	$10,415.62	$523.98
5	27.63%	5.03%	4.12%	$10,412.50	$523.83
6	34.01%	5.03%	4.09%	$10,409.37	$523.67
7	40.71%	5.03%	4.06%	$10,406.25	$523.51
8	47.75%	5.03%	4.03%	$10,403.13	$523.36
9	55.13%	5.03%	4.00%	$10,400.01	$523.20
10	62.89%	5.03%	3.97%	$10,396.89	$523.04
Total					$4,789.62
Please Retain This Supplement for Future Reference

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